Leases - Summary of the Components of Net Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 2,579	$ 2,633	$ 2,670
Finance lease cost:
Amortization of right-of-use assets	79	62	56
Interest on lease liabilities	68	62	58
Total finance lease costs	147	124	114
Short-term lease costs	27	25	22
Variable lease costs	610	604	599
Less: sublease income	(61)	(59)	(55)
Net lease cost	$ 3,302	$ 3,327	$ 3,350